Other Accounts Receivable and Prepaid Expenses - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Governmental authorities	$ 848	$ 628
Prepaid expenses	982	1,033
Others	206	158
Other accounts receivable and prepaid expenses, total	$ 2,036	$ 1,819